Stockholders Deficit (Details Narrative) - USD ($)			1 Months Ended						3 Months Ended		12 Months Ended
	May 05, 2022	Jan. 10, 2011	Apr. 30, 2023	Oct. 26, 2022	Oct. 21, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
Common Shares issued for cash						50,000,000					50,000,000
Shares issued for cash value											$ 1,440,000
Deemed dividend											$ 1,787,000	$ 0
Cash recieved						$ 500,000
Issued shares of stock warrants granted											100,000,000
Preferred stock, shares authorized									10,000,000		10,000,000	10,000,000
Preferred stock, per share									$ 0.10		$ 0.10	$ 0.10
Warrants exercisable price	$ 0.02					$ 0.01					$ 0.05
Preferred stock, shares outstanding									0		0	0
Purchase shares of common stock for financing services											150,000,000
Common stock issued upon warrant exercised												12,349,726
Common stock issued												45,150,500
Common stock issued												45,150,500
Common stock issued for service, share												6,569,000
Common stock issued for service, value										$ 6,000	$ 423,000	$ 181,000
Preferred stock value									$ 0		$ 0	$ 0
Qualified Regulation A Offering [Member] | Certain Investors [Member]
Issued warrants to purchase shares of common stock			14,000,000								35,319,999
Warrants fully vested, exercisable			$ 0.0045								$ 0.02
Private Placement Under Rule Regulation D [Member] | Certain Investors [Member]
Warrants fully vested, exercisable			$ 0.0036								$ 0.02
October, 21 2010 [Member]
Preferred stock, shares authorized											10,000,000
Preferred stock, per share											$ 0.10
Additional shares of preferred stock											10,000,000
Warrant Total [Member]
Issued shares of stock warrants granted	50,000,000
Shares issued for cash value, direct fees and commission	$ 940,000
Warrants exercisable price	$ 0.02										$ 0.05
Warrants issued to purchase common shares											50,000,000
Number of Warrants exercised												90,908	90,908
Warrant exercised, share												13,333,333
Common stock issued upon warrant exercised												12,349,726
Fair value of common stock issued												$ 6,569,000
Intrinsic value of warrants											$ 13,000	$ 473,000
Warrant Note Payable [Member]
Vested, exercisable price				$ 0.01
Estimated fair value				$ 260,000
Grant of Warrants For Servicesl [Member]
Vested, exercisable price					$ 0.01		$ 0.02
Purchase shares of common stock for financing services					50,000,000		3,000,000
Estimated fair value					$ 372,000		$ 63,000
Warrants exercisable expire term					5 years		5 years
Warrant Holder [Member]
Deemed dividend											$ 1,787,000
Warrants exercisable price											$ 0.0045
Vested, exercisable price											$ 0.01
Purchase shares of common stock for financing services											150,000,000
Additional warrants											183,333,320
Series B Preferred Stock [Member]
Preferred stock, shares authorized									100,000,000		100,000,000	100,000,000
Preferred stock, per share									$ 0.10		$ 0.10	$ 0.10
Preferred stock, shares outstanding									36,667		36,667	36,667
Preferred stock, shares designated		100,000,000
Aggregate amount		$ 987,000
Preferred stock value		$ 329,000							$ 4,000		$ 4,000	$ 4,000
Preferred stock, descriptions		such liquidation rights to be paid from the assets of the Company not delegated to parties with greater priority at $1.00 per share or, in the event an aggregate subscription by a single subscriber of the Series B Preferred Stock is greater than $100,000,000, $0.997 per share									such liquidation rights to be paid from the assets of the Company not delegated to parties with greater priority at $1.00 per share or, in the event an aggregate subscription by a single subscriber of the Series B Preferred Stock is greater than $100,000,000, $0.997 per share
Initial price of preferred stock		$ 2.50									$ 2.50
Common Class Shares [Member] | November 2020 [Member]
Common Shares issued for cash											40,100,000	119,666,450
Shares issued for cash value											$ 180,000	$ 5,368,000
Warrants issued to purchase common stock											8,020,000	55,000,000
Warrants issued to purchase common stock exercisable price												$ 0.005
Warrants issued to purchase common stock expiration period											five years	five years
Common stock issued for service, share											30,105,936	3,365,138
Common stock issued for service, value											$ 423,000	$ 181,000
Stock issued for business purchase, shares						10,000,000		2,500,000				500,000
Stock issued for business purchase, value						$ 127,000		$ 56,000				$ 36,000
Common stock issued upon conversion of convertible notes payable and accrued interest, share	16,168,589											16,168,589
Shares of warrants	605,476
Common stock issued upon conversion of convertible notes payable and accrued interest, value												$ 1,035,000
Common stock issued for debt settlement, share												460,829
Common stock issued for debt settlement, value	$ 165,000											$ 88,000
Common Stocks [Member] | Qualified Regulation A Offering [Member]
Issued shares of common stock in exchange for cash			$ 261,000						$ 795,000		$ 795,000
Issued shares of common stock			70,000,000						176,599,998		176,599,998
Common Stocks [Member] | Private Placement Under Rule Regulation D [Member]
Issued shares of common stock in exchange for cash									$ 18,000		$ 18,000
Issued shares of common stock			10,000,000						78,000,000		78,000,000